Guarantees and Charges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Guarantees and Charges [Line Items]
Value of loans for which collateral has been pledged description	the Company secured a debt facility from an Israeli bank (see Note 14) pursuant to which, the Company undertook not to create any first ranking floating charge over all or materially all of its property and assets in favor of any third party unless certain terms, as defined in the loan agreement, have been satisfied.
Bank guarantee	$ 247
Security deposit	$ 417
Lease period	10 years
Reimbursed amount	$ 40
Contingent liability for guarantees [member]
Guarantees and Charges [Line Items]
Guarantees amount	$ 354